Business Acquisition (Details) - USD ($)		12 Months Ended
	May 31, 2017	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition
Goodwill			$ 0	$ 39,018,058
Amortization period		4 years 1 month 28 days
Live-broadcasting App with related assets | Yunchuang
Business Acquisition
Software	$ 5,430,000
Goodwill	1,927,500
Deferred tax liabilities	(1,357,500)
Total purchase price	$ 6,000,000
Amortization period	3 years